TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 77,799	$ 43,317	$ 48,811
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax benefit	$ (17,894)	$ (9,963)	$ (11,302)
Preferred technology enterprise	7,582	4,284	5,323
Foreign rate differential	(597)	213	119
Unrecognized tax benefits	3,159	1,272	437
Changes in valuation allowance	7,498	3,827	6,410
Share-based compensation	2,519	1,327	355
Non-deductible expenses	234	790	235
Other	(7)	(42)	(270)
Actual tax expense	$ 2,494	$ 1,708	$ 1,307